UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      913,385
                                         --------------
                                         (In Thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
99 CENTS ONLY STORES        COM            65440K106     1546    76388 SH       SOLE                  76388      0    0
AERCAP HOLDINGS NV          SHS            N00985106    15712  1207649 SH       SOLE                1207649      0    0
CENTURYLINK INC             COM            156700106    16172   400000 SH  CALL SOLE                 400000      0    0
DARLING INTL INC            COM            237266101    27547  1556309 SH       SOLE                1556309      0    0
EXCO RESOURCES INC          COM            269279402    50353  2852846 SH       SOLE                2852846      0    0
IRON MTN INC                COM            462846106    51044  1512000 SH       SOLE                1512000      0    0
ISHARES INC                 MSCI TAIWAN    464286731    85888  5658000 SH  PUT  SOLE                5658000      0    0
ISHARES TR                  DJ US REAL EST 464287739    14472   240000 SH  PUT  SOLE                 240000      0    0
MARATHON OIL CORP           COM            565849106    64147  1278803 SH       SOLE                1278803      0    0
NATIONAL FUEL GAS CO N J    COM            636180101    16424   225609 SH       SOLE                 225609      0    0
NATIONAL SEMICONDUCTOR CORP COM            637640103    73830  3000000 SH       SOLE                3000000      0    0
OPTIONSXPRESS HLDGS INC     COM            684010101    26851  1609800 SH       SOLE                1609800      0    0
SAVVIS INC                  COM NEW        805423308    63799  1613934 SH       SOLE                1613934      0    0
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605    15408  1015000 SH  PUT  SOLE                1015000      0    0
SELECT SECTOR SPDR TR       SBI INT-TECH   81369Y803     8995   350000 SH  PUT  SOLE                 350000      0    0
SELECT SECTOR SPDR TR       SBI CONS DISCR 81369Y407     4825   120000 SH  PUT  SOLE                 120000      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103   315012  2387000 SH  PUT  SOLE                2387000      0    0
SPDR SERIES TRUST           S&P OILGAS EXP 78464A730    21749   370000 SH  PUT  SOLE                 370000      0    0
SRA INTL INC                CL A           78464R105     5013   162134 SH       SOLE                 162134      0    0
TIMBERLAND CO               CL A           887100105    11946   278000 SH       SOLE                 278000      0    0
VERIGY LTD                  SHS            Y93691106    22652  1513136 SH       SOLE                1513136      0    0